Organization and Description of Business (Details)				1 Months Ended	6 Months Ended
	Apr. 03, 2025 USD ($)	Apr. 01, 2025 $ / shares shares	Jul. 25, 2024 HKD ($) shares	Apr. 30, 2025 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares		Jun. 30, 2024 USD ($)	Jun. 30, 2026 HKD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 $ / shares	Oct. 14, 2025 $ / shares shares	Sep. 30, 2025 HKD ($)	Jun. 06, 2025 $ / shares shares	May 19, 2025 shares	Jul. 09, 2024	Jun. 27, 2024	Jun. 04, 2024 shares
Organization and Description of Business [Line Items]
Ordinary shares outstanding					24,864,000				24,864,000	24,864,000
Share capital (in Dollars) | $									$ 10,000	$ 10,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0005						$ 0.0005
Unrealized loss on digital assets (in Dollars) | $					$ 867,554
Shares at price per share (in Dollars per share) | $ / shares				$ 4
Granted underwriter days		45 days
Realized gain on digital assets | $					$ 105,767
Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding					24,864,000				24,864,000	24,864,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0005
Issuance of ordinary shares				2,664,000		2,664,000	[1]
Ordinary Shares [Member] | Grand Moon International Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding																		10,000
Ordinary Shares [Member] | AsiaStrategy Topwin SG Pte. Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding															10,000
Ordinary Shares [Member] | AsiaStrategy (BVI) Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding														10,000
Common stock, par value (in Dollars per share) | $ / shares														$ 1
Ordinary Shares [Member] | AsiaStrategy Topwin [Member]
Organization and Description of Business [Line Items]
Share capital (in Dollars) | $													$ 10,000
Ordinary Shares [Member] | Top Asia [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding												10,000
Common stock, par value (in Dollars per share) | $ / shares												$ 1
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Acquired shares			10,000
Consideration amount (in Dollars) | $			$ 10,000
AsiaStrategy [Member]
Organization and Description of Business [Line Items]
Digital assets (in Dollars) | $					$ 2,211,552
Pride River Limited [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest																	100.00%
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest																	100.00%
Grand Moon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest																100.00%
Over-allotment [Member]
Organization and Description of Business [Line Items]
Issuance of ordinary shares		399,600
Initial Public Offering [Member]
Organization and Description of Business [Line Items]
Gross proceeds totaling (in Dollars) | $	$ 10,656,000
Initial Public Offering [Member] | Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Shares at price per share (in Dollars per share) | $ / shares		$ 4

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.